Note 8 - Vessels, Net	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Vessels and advances, net [Text block]

8. Vessels, net:

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2025	$4,006,587	$(1,291,419)	$2,715,168
Depreciation	-	(63,060)	(63,060)
Vessel acquisitions and other vessels’ costs	44,412	-	44,412
Balance, June 30 2025	$4,050,999	$(1,354,479)	$2,696,520

During the six-month period ended June 30, 2025, the Company prepaid the outstanding balance of Sykes Maritime Co. finance lease liabilities (Note 11) and re-acquired the 2018-built, 3,800 TEU container vessel Polar Brasil.

As of June 30, 2025, 54 of the Company’s vessels, with a total carrying value of $1,870,162, have been provided as collateral to secure the long-term debt discussed in Note 10. This excludes the vessels YM Triumph, YM Truth, YM Totality, YM Target and YM Tiptop, the four vessels acquired in 2018 under the Share Purchase Agreement (Note 10.B) with York Capital Management Global Advisors LLC and its affiliate Sparrow Holdings, L.P. (collectively, “York”) and five unencumbered vessels.